Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	224 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
DF Dividend VIT Fund | Syntax US LargeCap 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	18.17%	14.11%	15.02%	10.84%
DF Dividend VIT Fund | Syntax US Net Value Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	16.76%	13.91%	11.79%	8.41%
DF Dividend VIT Fund | DF Dividend VIT Fund Class 1 shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		17.19%	8.72%	3.46%	4.03%
Performance Inception Date		May 01, 2007
DF Momentum VIT Fund | Syntax US LargeCap 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]	18.17%	14.11%	15.02%	10.84%
DF Momentum VIT Fund | DF Momentum VIT Fund Class 1 shares
Prospectus [Line Items]
Average Annual Return, Percent		23.52%	12.83%	9.23%	7.20%
Performance Inception Date		May 01, 2007

[1]	The Syntax US LargeCap 500 Index float market cap-weights the 500 largest public US companies as ranked by their float market caps, subject to rank buffers and liquidity screens.
[2]	Unlike mutual fund’s return, index returns do not reflect any trading costs, management fee expenses or other fees. An investor cannot invest directly in an index.
[3]	The Syntax US Net Value Index weights by score-modified float market cap the top 500 stocks in the Syntax US 1000 Index (SY1000) as ranked by their Syntax Net Value Scores, which subtract the stock’s Syntax Pure Growth Score from its Syntax Pure Value Score in order to measure the emphasis on value over growth characteristics.
[4]	The Syntax US LargeCap 500 Index float market cap-weights the 500 largest public US companies as ranked by their float market caps, subject to rank buffers and liquidity screens.
[5]	Unlike mutual fund’s return, index returns do not reflect any trading costs, management fee expenses or other fees. An investor cannot invest directly in an index.